UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21196
                                   811-21299

Name of Fund: WCMA Money Fund
              Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      WCMA Money Fund and Master Money LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 10/01/2007 - 12/31/2007

Item 1 - Schedule of Investments

WCMA Money Fund
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

          Beneficial
            Interest   Mutual Funds                                                                   Value
-----------------------------------------------------------------------------------------------------------
           6,956,857      Master Money LLC                                                  $     8,102,430
-----------------------------------------------------------------------------------------------------------
                          Total Investments (Cost - $8,102,430) - 100.0%                          8,102,430
                          Liabilities in Excess of Other Assets - (0.0%)                             (3,033)
                                                                                            ---------------
                          Net Assets - 100.0%                                               $     8,099,397
                                                                                            ===============

Master Money LLC
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

                                                                    Face    Interest      Maturity
Issue                                                             Amount    Rate*           Date                       Value
----------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 2.6%
----------------------------------------------------------------------------------------------------------------------------
Chase Bank USA, NA                                             $ 100,000    5.13          4/15/2008             $    100,000
                                                                 102,500    5.13          4/16/2008                  102,500
                                                                 218,925    4.70          5/07/2008                  218,925
----------------------------------------------------------------------------------------------------------------------------
Citibank, NA                                                     120,000    5.15          3/03/2008                  120,000
----------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost - $541,425)                                                                      541,425
----------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee - 29.9%
----------------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV, Chicago                                        100,000    5.05%         1/23/2008                  100,001
                                                                 125,000    4.905         1/24/2008                  125,000
----------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, NY                           157,000    5.23          1/09/2008                  157,000
                                                                  72,000    5.22          1/10/2008                   72,000
                                                                 211,000    5.25          1/14/2008                  211,007
                                                                  68,830    5.065         4/02/2008                   68,831
----------------------------------------------------------------------------------------------------------------------------
Bank of Montreal, Chicago                                         67,030    5.10          4/01/2008                   67,030
                                                                  71,730    4.87          6/02/2008                   71,730
                                                                 183,880    4.996 (a)    11/10/2008                  183,880
----------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, Portland                                    216,000    4.82          1/31/2008                  216,000
                                                                 125,000    5.17  (a)     7/03/2008                  124,975
----------------------------------------------------------------------------------------------------------------------------
Bank of Scotland Plc, NY                                         100,000    5.20          1/03/2008                  100,000
                                                                 305,000    4.95          1/28/2008                  305,010
                                                                 200,000    4.99          3/18/2008                  200,000
                                                                 294,750    5.00          3/18/2008                  294,750
                                                                  88,450    5.331 (a)    10/27/2008                   88,450
----------------------------------------------------------------------------------------------------------------------------
Banque Nationale de Paris, NY                                    331,572    5.10          2/27/2008                  331,572
                                                                 290,000    4.99          3/17/2008                  290,000
                                                                 100,000    4.94          3/19/2008                  100,000
                                                                 227,555    4.80          6/05/2008                  227,555
----------------------------------------------------------------------------------------------------------------------------
Calyon, NY                                                       155,000    4.82          2/01/2008                  155,000
                                                                 325,000    5.175 (a)     4/02/2008                  324,975
----------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, NY                           180,000    5.118 (a)     3/17/2008                  180,000
                                                                 200,375    5.09          4/01/2008                  200,375
                                                                 165,550    4.87          6/10/2008                  165,550
----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, NY                                             191,660    5.385         3/11/2008                  191,660
----------------------------------------------------------------------------------------------------------------------------
Fortis Bank, NY                                                  100,000    5.16          1/03/2008                  100,000
                                                                  75,000    4.75          2/04/2008                   75,000
                                                                 219,055    5.30          2/11/2008                  219,055
----------------------------------------------------------------------------------------------------------------------------
Mizuho Corporate Bank, NY                                        100,000    4.88          1/07/2008                  100,000
----------------------------------------------------------------------------------------------------------------------------
Natixis, NY                                                      100,000    5.14          1/03/2008                  100,000
                                                                  58,635    5.42          7/10/2008                   58,751
----------------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland Plc, NY                                       63,090    4.91          6/23/2008                   63,093
                                                                 208,840    4.82         10/17/2008                  208,856
----------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, NY                                        53,000    4.80          1/28/2008                   53,000
                                                                 100,000    4.93          2/25/2008                  100,000
----------------------------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank, NY                                        100,000    5.02          3/20/2008                  100,000
                                                                  22,450    4.86          5/30/2008                   22,450
                                                                 168,605    4.85          6/06/2008                  168,605
----------------------------------------------------------------------------------------------------------------------------
UBS AG, Stamford                                                  61,000    5.20          2/04/2008                   61,011
                                                                  56,580    4.895         6/04/2008                   56,580
----------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano, NY                                          100,000    5.385         3/20/2008                  100,001
----------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee (Cost - $6,138,753)                                                         6,138,753
----------------------------------------------------------------------------------------------------------------------------

Master Money LLC
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

                                                                    Face    Interest      Maturity
Issue                                                             Amount    Rate*           Date                       Value
----------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 55.4%
----------------------------------------------------------------------------------------------------------------------------
Amstel Funding Corp.                                           $ 250,000    5.75%         3/14/2008             $    247,045
----------------------------------------------------------------------------------------------------------------------------
Atlantis One Funding Corp.                                       226,500    5.19          1/04/2008                  226,369
----------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria Puerto Rico                       32,000    5.12          1/10/2008                   31,954
                                                                 175,000    4.95          2/01/2008                  174,230
                                                                 115,000    4.75          2/28/2008                  114,105
----------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                             50,000    5.02          1/11/2008                   49,923
                                                                 100,000    5.32          2/07/2008                   99,438
                                                                 100,000    5.195         2/14/2008                   99,351
                                                                 100,000    4.85          2/15/2008                   99,380
                                                                 193,500    4.69          5/28/2008                  189,744
----------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                  200,000    5.105         1/11/2008                  199,688
                                                                  70,000    4.71          2/04/2008                   69,679
----------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp.                                             200,000    6.20          1/11/2008                  199,621
                                                                 209,000    5.02          2/01/2008                  208,067
----------------------------------------------------------------------------------------------------------------------------
Bavaria TRR Corp.                                                 34,175    5.50          1/02/2008                   34,165
----------------------------------------------------------------------------------------------------------------------------
CAFCO, LLC                                                       133,000    5.02          2/14/2008                  132,165
----------------------------------------------------------------------------------------------------------------------------
CHARTA, LLC                                                       67,730    5.10          1/24/2008                   67,500
                                                                 100,000    4.88          2/12/2008                   99,417
----------------------------------------------------------------------------------------------------------------------------
CRC Funding, LLC                                                  83,000    4.97          1/14/2008                   82,840
                                                                 175,000    5.60          3/04/2008                  173,258
----------------------------------------------------------------------------------------------------------------------------
Calyon North America, Inc.                                        95,000    4.75          2/27/2008                   94,273
----------------------------------------------------------------------------------------------------------------------------
Cancara Asset Securitization Ltd.                                189,500    6.15          1/11/2008                  189,145
----------------------------------------------------------------------------------------------------------------------------
Chariot Funding LLC                                               68,000    5.55          1/17/2008                   67,822
                                                                 100,000    5.77          1/18/2008                   99,712
----------------------------------------------------------------------------------------------------------------------------
Ciesco, LLC                                                       30,000    5.02          2/07/2008                   29,841
                                                                  75,000    5.28          2/22/2008                   74,417
----------------------------------------------------------------------------------------------------------------------------
Citigroup Funding Inc.                                           202,050    5.285         2/20/2008                  200,537
                                                                 100,000    5.36          3/11/2008                   98,943
                                                                  75,573    5.10          3/12/2008                   74,802
                                                                 150,000    4.99          3/18/2008                  148,378
                                                                 120,000    4.99          3/20/2008                  118,669
                                                                  89,100    4.73          5/02/2008                   87,660
----------------------------------------------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC                                60,000    5.28          1/07/2008                   59,938
                                                                  55,500    5.30          1/10/2008                   55,418
                                                                  13,000    6.15          1/22/2008                   12,951
                                                                  57,442    5.90          2/04/2008                   57,113
----------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC                                               180,000    4.795         1/22/2008                  179,473
                                                                 116,000    4.92          3/19/2008                  114,748
----------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.                                 24,000    5.55          1/24/2008                   23,911
                                                                 137,525    5.02          2/20/2008                  136,547
                                                                 125,000    5.25          2/21/2008                  124,052
----------------------------------------------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.                         250,000    4.80          1/02/2008                  249,933
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                   125,000    4.57          4/22/2008                  123,207
----------------------------------------------------------------------------------------------------------------------------
ING (U.S.) Funding LLC                                            50,390    5.045         1/18/2008                   50,263
----------------------------------------------------------------------------------------------------------------------------
Sanpaolo US Financial Co.                                        418,500    4.81          3/24/2008                  413,803
                                                                 175,000    4.54          3/31/2008                  172,992
----------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent Plc                                        48,000    5.50          1/22/2008                   47,839
                                                                  94,400    4.91          1/31/2008                   94,001
----------------------------------------------------------------------------------------------------------------------------

Master Money LLC
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

                                                                    Face    Interest      Maturity
Issue                                                             Amount    Rate*           Date                       Value
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                           $ 100,000    4.972%        4/01/2008             $     98,729
----------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp.                                      60,000    5.50          1/22/2008                   59,798
----------------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.                                         313,308    5.75          1/03/2008                  313,158
----------------------------------------------------------------------------------------------------------------------------
Long Lane Master Trust IV                                         42,500    5.005         3/07/2008                   42,104
                                                                  80,800    5.25          3/14/2008                   79,928
                                                                  98,000    5.55          3/19/2008                   96,807
----------------------------------------------------------------------------------------------------------------------------
Nieuw Amsterdam Receivables Corp.                                151,116    5.20          1/07/2008                  150,963
                                                                 120,000    5.65          2/21/2008                  119,021
----------------------------------------------------------------------------------------------------------------------------
Nordea North America, Inc.                                       198,041    5.01          3/07/2008                  196,194
----------------------------------------------------------------------------------------------------------------------------
Palisade CP Notes of the Citibank Omni Master Trust               50,000    5.95          1/29/2008                   49,761
----------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivables Co. LLC                                   44,950    5.45          1/28/2008                   44,759
                                                                 209,022    4.91          2/19/2008                  207,597
                                                                 161,000    5.05          3/13/2008                  159,351
----------------------------------------------------------------------------------------------------------------------------
Raiffeisen Zentralbank Oesterreich AG                            130,000    5.17          1/11/2008                  129,795
----------------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC                                             5,021    5.02          3/07/2008                    4,974
----------------------------------------------------------------------------------------------------------------------------
Regency Markets No. 1 LLC                                        120,532    5.10          2/19/2008                  119,678
                                                                  50,000    5.15          3/06/2008                   49,457
                                                                 131,717    5.80          3/06/2008                  130,387
----------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc                                 223,400    4.79          5/28/2008                  218,971
----------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC                                               43,000    5.10          3/03/2008                   42,616
----------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB                                 150,000    5.32          3/13/2008                  148,382
                                                                 100,000    4.90          3/20/2008                   98,911
----------------------------------------------------------------------------------------------------------------------------
Societe Generale, North America                                   10,000    5.16          1/03/2008                    9,996
                                                                  11,435    5.14          1/10/2008                   11,419
                                                                  29,500    5.01          1/18/2008                   29,426
                                                                  80,000    5.08          1/22/2008                   79,752
                                                                  70,000    4.88          1/31/2008                   69,706
                                                                 430,000    5.13          2/05/2008                  427,794
                                                                 100,000    5.15          2/07/2008                   99,456
                                                                 282,000    5.165         2/08/2008                  280,422
----------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB                                          95,700    5.045         1/17/2008                   95,472
----------------------------------------------------------------------------------------------------------------------------
Thames Asset Global Securitization No. 1, Inc.                    70,000    5.20          1/07/2008                   69,929
                                                                  32,000    5.70          1/11/2008                   31,944
                                                                  13,000    5.50          1/14/2008                   12,972
                                                                 100,000    5.80          1/17/2008                   99,726
----------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC                                           75,136    6.05          1/02/2008                   75,111
----------------------------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC                                           23,250    5.40          1/29/2008                   23,149
----------------------------------------------------------------------------------------------------------------------------
Tulip Funding Corp.                                               40,000    5.78          1/17/2008                   39,891
                                                                 100,000    5.65          2/06/2008                   99,419
----------------------------------------------------------------------------------------------------------------------------
UBS Americas, Inc.                                               100,000    5.33          2/19/2008                   99,260
----------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware), LLC                                      140,000    5.41          1/14/2008                  139,705
                                                                 100,250    5.31          3/13/2008                   99,171
                                                                 148,000    5.23          3/18/2008                  146,323
----------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Bank (Ireland) Plc                           349,500    5.095         3/11/2008                  345,988
                                                                 200,000    5.01          3/13/2008                  197,968
                                                                  95,205    5.245         3/20/2008                   94,095
----------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp.                                           125,000    5.85          1/02/2008                  124,959
                                                                  30,000    5.17          1/04/2008                   29,983
----------------------------------------------------------------------------------------------------------------------------
Yorktown Capital, LLC                                            106,975    4.88          2/14/2008                  106,322
                                                                  78,997    5.50          3/06/2008                   78,201
----------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $11,377,227)                                                                       11,377,227
----------------------------------------------------------------------------------------------------------------------------

Master Money LLC
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

                                                                    Face    Interest      Maturity
Issue                                                             Amount    Rate*           Date                       Value
----------------------------------------------------------------------------------------------------------------------------
Corporate Notes - 5.1%
----------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing                                          $ 54,000     4.923% (a)    9/22/2008             $     54,000
----------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                  43,300     4.959 (a)     9/19/2008                   43,300
----------------------------------------------------------------------------------------------------------------------------
Citigroup Funding Inc.                                          110,000     4.879 (a)     8/13/2008                  110,000
----------------------------------------------------------------------------------------------------------------------------
Cullinan Finance Corp. (c)                                      117,765     4.845 (a)     6/25/2008                  117,759
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                       202,600     5.078 (a)     9/12/2008                  202,600
----------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding, Inc.                           50,500     5.128 (a)     9/12/2008                   50,500
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                   25,000     5.35  (a)     9/03/2008                   24,967
----------------------------------------------------------------------------------------------------------------------------
Natixis Corp.                                                   158,000     4.77  (a)     3/31/2008                  157,987
----------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                                91,000     5.236 (a)     7/08/2008                   91,000
----------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc                                150,000     5.008 (a)     9/26/2008                  150,000
----------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                            44,000     5.201 (a)    10/10/2008                   44,000
----------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $1,046,113)                                                                          1,046,113
----------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 4.5%
----------------------------------------------------------------------------------------------------------------------------
Genworth Life Insurance Co. (b)                                  75,000    5.246 (a)     10/10/2008                   75,000
                                                                 50,000    5.385 (a)     11/03/2008                   50,000
                                                                110,000    5.385 (a)     12/01/2008                  110,000
----------------------------------------------------------------------------------------------------------------------------
ING USA Annuity and Life Insurance Co. (b)                       50,000    5.182 (a)     10/21/2008                   50,000
----------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co. (b)                          55,000    5.285 (a)      5/01/2008                   55,000
----------------------------------------------------------------------------------------------------------------------------
MetLife Insurance Co. of Connecticut (b)                         70,000    5.265 (a)      3/03/2008                   70,000
                                                                 25,000    5.265 (a)      5/01/2008                   25,000
                                                                 25,000    5.345 (a)      9/17/2008                   25,000
----------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co. (b)                             100,000    5.295 (a)      2/01/2008                  100,000
                                                                165,000    5.295 (a)      4/01/2008                  165,000
----------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Co. (b)                                 194,000    5.181 (a)      4/14/2008                  194,000
----------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $919,000)                                                                           919,000
----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 1.3%
----------------------------------------------------------------------------------------------------------------------------

   Face Amount                         Issue
----------------------------------------------------------------------------------------------------------------------------
 $      267,009                        UBS Securities LLC, purchased on 12/31/2007 to yield 4.40%
                                       to 1/02/2008, repurchase price $267,074, collateralized by
                                       Resolution Funding Corporation Stripped Interest Payment due
                                       10/15/2010 to 1/15/2029                                                  $    267,009
----------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $267,009)                                                                        267,009
----------------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $20,289,527**) - 98.8%                                                                 20,289,527

Other Assets Less Liabilities - 1.2%                                                                                 243,891
                                                                                                                ------------
Net Assets - 100.0%                                                                                             $ 20,533,418
                                                                                                                ============

* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at December 31, 2007.
** The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 20,289,687
                                                                   ============
      Gross unrealized appreciation                                          --
      Gross unrealized depreciation                                $       (160)
                                                                   ------------
      Net unrealized depreciation                                  $       (160)
                                                                   ============
(a)   Floating rate security.

Master Money LLC
Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

(b) Restricted securities as to resale, representing 4.5% of net assets, were as follows:

--------------------------------------------------------------------------------------------------------------------------------
Issue                                                          Acquisition Date               Cost                         Value
--------------------------------------------------------------------------------------------------------------------------------
Genworth Life Insurance Co.:
       5.246% due 10/10/2008                                      9/10/2007                $   75,000                 $   75,000
       5.385% due 11/03/2008                                     11/01/2007                    50,000                     50,000
       5.385% due 12/01/2008                                     12/03/2007                   110,000                    110,000
ING USA Annuity and Life Insurance Co., 5.182% due 10/21/2008     9/24/2007                    50,000                     50,000
Jackson National Life Insurance Co., 5.285% due 5/01/2008         5/01/2007                    55,000                     55,000
MetLife Insurance Co. of Connecticut:
      5.265% due 3/03/2008                                        3/01/2007                    70,000                     70,000
      5.265% due 5/01/2008                                        5/01/2007                    25,000                     25,000
      5.345% due 9/17/2008                                        9/14/2007                    25,000                     25,000
Metropolitan Life Insurance Co.:
      5.295% due 2/01/2008                                        2/01/2007                   100,000                    100,000
      5.295% due 4/01/2008                                        4/02/2007                   165,000                    165,000
New York Life Insurance Co., 5.121% due 4/14/2008                 5/22/2007                   194,000                    194,000
--------------------------------------------------------------------------------------------------------------------------------
Total                                                                                      $  919,000                 $  919,000
                                                                                           =====================================

(c)   Security is illiquid.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Money Fund and Master Money LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    WCMA Money Fund and Master Money LLC

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    WCMA Money Fund and Master Money LLC

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    WCMA Money Fund and Master Money LLC

Date: February 21, 2008